UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     May 05, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $195,377 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      124    42900 SH       SOLE                        0        0    42900
AMERICAN INTL GROUP INC        COM              026874107      266     3727 SH       SOLE                        0        0     3727
AUTOMATIC DATA PROCESSING IN   COM              053015103     6274   149370 SH       SOLE                        0        0   149370
AUTOZONE INC                   COM              053332102      207     2407 SH       SOLE                        0        0     2407
BEMIS INC                      COM              081437105     6441   247730 SH       SOLE                        0        0   247730
BIOMET INC                     COM              090613100     6946   181066 SH       SOLE                        0        0   181066
BP PLC                         SPONSORED ADR    055622104      334     6520 SH       SOLE                        0        0     6520
CARDINAL HEALTH INC            COM              14149Y108     6816    98929 SH       SOLE                        0        0    98929
CHEVRONTEXACO CORP             COM              166764100      323     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275R102     6403   271640 SH       SOLE                        0        0   271640
COMPUTER SCIENCES CORP         COM              205363104     5416   134295 SH       SOLE                        0        0   134295
CONAGRA FOODS INC              COM              205887102     6666   247445 SH       SOLE                        0        0   247445
CVS CORP                       COM              126650100     6265   177480 SH       SOLE                        0        0   177480
Dodge & Cox Stock Fund         EQ MF            256219106     3122    26298 SH       SOLE                        0        0    26298
Dreyfus Appreciation           EQ MF            261970107     3009    80469 SH       SOLE                        0        0    80469
EXXON MOBIL CORP               COM              30231g102      999    24023 SH       SOLE                        0        0    24023
FIRST DATA CORP                COM              319963104     6104   144785 SH       SOLE                        0        0   144785
FRANKLIN RES INC               COM              354613101     6000   107759 SH       SOLE                        0        0   107759
GENERAL ELEC CO                COM              369604103      236     7745 SH       SOLE                        0        0     7745
Harbor Capital Appreciation    EQ MF            411511504     3049   114420 SH       SOLE                        0        0   114420
Harbor International Fund      EQ MF            411511306      497    13008 SH       SOLE                        0        0    13008
HEWLETT PACKARD CO             COM              428236103     5956   260785 SH       SOLE                        0        0   260785
HOME DEPOT INC                 COM              437076102     6757   180858 SH       SOLE                        0        0   180858
ILLINOIS TOOL WKS INC          COM              452308109     6122    77268 SH       SOLE                        0        0    77268
INTEL CORP                     COM              458140100      291    10700 SH       SOLE                        0        0    10700
INTERNATIONAL BUSINESS MACHS   COM              459200101      467     5083 SH       SOLE                        0        0     5083
JOHNSON & JOHNSON              COM              478160104     5582   110060 SH       SOLE                        0        0   110060
KOHLS CORP                     COM              500255104     5743   118830 SH       SOLE                        0        0   118830
MCDONALDS CORP                 COM              580135101     6489   227115 SH       SOLE                        0        0   227115
MEDTRONIC INC                  COM              585055106     6851   143472 SH       SOLE                        0        0   143472
MERCK & CO INC                 COM              589331107     6123   138565 SH       SOLE                        0        0   138565
MICROSOFT CORP                 COM              594918104     5802   232749 SH       SOLE                        0        0   232749
Mutual Beacon                  EQ MF            628380305     2990   200395 SH       SOLE                        0        0   200395
PFIZER INC                     COM              717081103     6534   186410 SH       SOLE                        0        0   186410
Royce Premier                  EQ MF            780905600     4230   303905 SH       SOLE                        0        0   303905
SHERWIN WILLIAMS CO            COM              824348106     6953   180937 SH       SOLE                        0        0   180937
SIGMA ALDRICH CORP             COM              826552101     5770   104190 SH       SOLE                        0        0   104190
STATE STR CORP                 COM              857477103     6089   116811 SH       SOLE                        0        0   116811
SUNGARD DATA SYS INC           COM              867363103     5639   205785 SH       SOLE                        0        0   205785
SYSCO CORP                     COM              871829107     6356   162763 SH       SOLE                        0        0   162763
TARGET CORP                    COM              87612E106      775    17210 SH       SOLE                        0        0    17210
VALSPAR CORP                   COM              920355104     2064    41925 SH       SOLE                        0        0    41925
Vanguard Index 500             EQ MF            922908108     5373    51658 SH       SOLE                        0        0    51658
Vanguard International Growth  EQ MF            921910204      505    29500 SH       SOLE                        0        0    29500
WAL MART STORES INC            COM              931142103     6416   107488 SH       SOLE                        0        0   107488
Wasatch Small Cap Growth Fund  EQ MF            936772102     3800   105242 SH       SOLE                        0        0   105242
WELLS FARGO & CO NEW           COM              949746101      203     3575 SH       SOLE                        0        0     3575